Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2022 GBP (£) component segment	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)
Revenue from contracts with customers
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue from contracts with customers	£ 583,201	£ 494,117	£ 509,041
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	257,820	232,205	279,044
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	147,881	140,209	182,709
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	109,939	91,996	96,335
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	214,847	254,815	140,203
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	140,629	174,683	115,415
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	67,477	73,827	16,836
Other
Revenue from contracts with customers
Revenue from contracts with customers	6,741	6,305	7,952
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 110,534	£ 7,097	£ 89,794